SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
Summary of the stock option activity and related information

The following is a summary of the Company’s stock option activity and related information for the year ended December 31, 2020:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Amount	exercise	term (in	intrinsic
	of options	price	years)	value

Options outstanding at beginning of year	1,341,073	$7.03	3.9	$25,021
Changes during the year:
Granted	31,500	$23.05
Exercised	(449,533)	$5.80
Forfeited	(8,125)	$6.50

Options outstanding at end of year	914,915	$8.19	3.5	$17,709

Options exercisable at end of year	594,804	$6.34	2.7	$12,616

Summary of the RSU activity and related information

The following is a summary of the Company’s RSU activity and related information for the year ended December 31, 2020:

		Weighted
	Number of	average grant
	shares	date fair value

RSUs outstanding at beginning of year	977,169	$11.00
Changes during the year:
Granted	506,375	$31.53
Vested	(399,198)	$10.32
Forfeited	(11,875)	$16.98

RSUs outstanding at end of year	1,072,471	$20.88

Schedule of options for employees outstanding have been separated into ranges of exercise prices

The options for employees outstanding as of December 31, 2020 have been separated into ranges of exercise prices, as follows:

	Number of	Weighted		Number of
	options	average		options	Weighted
	outstanding	remaining	Weighted	exercisable	average
Range of	as of	contractual	average	as of	exercise price
exercise	December 31,	life (in	exercise	December 31,	of exercisable
price	2020	years)	price	2020	options

$3.54-4.80	288,229	1.57	$4.25	288,229	$4.25
$5.00-6.90	187,570	2.83	$6.33	150,987	$6.40
$7.08-10.66	203,366	4.56	$8.41	103,410	$8.66
$11.52-26.69	235,750	5.56	$14.31	52,178	$13.10

	914,915	3.52	$8.19	594,804	$6.34